Securities	12 Months Ended
Oct. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Securities
NOTE 7:  SECURITIES
Securities are held by the Bank for both trading and

non-trading

activities. Trading securities are included in Trading loans, securities, and other on the Consolidated Balance Sheet.

Non-trading

securities are included in

Non-trading

financial assets at FVTPL, Financial assets designated at FVTPL, Financial assets at FVOCI, or Debt securities at amortized cost, n
e
t of allowance for credit losses on the Consolidated Balance Sheet.
(a)
REMAINING TERMS TO MATURITIES OF SECURITIES
The remai
n
ing terms to contractual maturities of the securities held by the Bank are shown on the following table.

Securities Maturity Schedule
(millions of Canadian dollars)								As at
							October 31 2022	October 31 2021
	Remaining terms to maturities 1
	Within 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years to 10 years	Over 10 years	With no specific maturity	Total	Total

Trading securities
Government and government-related securities
Canadian government debt
Federal	$4,849	$1,530	$1,366	$850	$1,067	$–	$9,662	$11,196
Provinces	1,366	1,610	1,040	1,511	2,179	–	7,706	8,326
U.S. federal, state, municipal governments, and agencies debt	5,077	7,152	2,326	2,254	6,659	–	23,468	13,241
Other OECD government-guaranteed debt	5,545	970	722	832	272	–	8,341	7,785
Mortgage-backed securities
Residential	430	699	757	–	–	–	1,886	1,346

Commercial	40	84	57	42	–	–	223	154

	17,307	12,045	6,268	5,489	10,177	–	51,286	42,048
Other debt securities
Canadian issuers	1,023	1,858	1,376	1,456	891	–	6,604	5,970

Other issuers	3,426	4,666	2,811	1,318	172	–	12,393	12,395

	4,449	6,524	4,187	2,774	1,063	–	18,997	18,365
Equity securities
Common shares	–	–	–	–	–	44,423	44,423	60,074
Preferred shares	–	–	–	–	–	33	33	50

	–	–	–	–	–	44,456	44,456	60,124

Retained interests	–	2	–	3	–	–	5	9

Total trading securities	$21,756	$18,571	$10,455	$8,266	$11,240	$44,456	$114,744	$120,546

Non-trading financial assets at fair value through profit or loss
Government and government-related securities
U.S. federal, state, municipal governments, and agencies debt	$–	$2	$17	$–	$268	$–	$287	$155

	–	2	17	–	268	–	287	155
Other debt securities
Canadian issuers	–	20	224	2	–	464	710	638
Asset-backed securities	1	3,501	825	1,261	312	–	5,900	5,615

Other issuers	–	–	–	–	–	35	35	67

	1	3,521	1,049	1,263	312	499	6,645	6,320
Equity securities
Common shares	–	–	–	–	–	698	698	561
Preferred shares	–	–	–	–	–	51	51	17

	–	–	–	–	–	749	749	578

Total non-trading financial assets at fair value through profit or loss	$1	$3,523	$1,066	$1,263	$580	$1,248	$7,681	$7,053

Financial assets designated at fair value through profit or loss
Government and government-related securities
Canadian government debt
Federal	$203	$–	$–	$–	$–	$–	$203	$247
Provinces	728	101	–	797	10	–	1,636	1,525
U.S. federal, state, municipal governments, and agencies debt	–	–	8	–	–	–	8	22

Other OECD government-guaranteed debt	516	4	55	–	–	–	575	367

	1,447	105	63	797	10	–	2,422	2,161
Other debt securities
Canadian issuers	386	795	752	332	70	–	2,335	2,318

Other issuers	42	220	20	–	–	–	282	85

	428	1,015	772	332	70	–	2,617	2,403

Total financial assets designated at fair value through profit or loss	$1,875	$1,120	$835	$1,129	$80	$–	$5,039	$4,564

1	Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.

Securities Maturity Schedule (Continued)
(millions of Canadian dollars)								As at
							October 31 2022	October 31 2021
	Remaining terms to maturities 1
	Within 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years to 10 years	Over 10 years	With no specific maturity	Total	Total

Securities at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	$1,349	$5,728	$1,147	$7,826	$318	$–	$16,368	$12,519
Provinces	1,279	4,077	2,624	11,917	343	–	20,240	18,143
U.S. federal, state, municipal governments, and agencies debt	3,079	2,042	3,074	629	2,735	–	11,559	19,300
Other OECD government-guaranteed debt	268	982	326	106	–	–	1,682	6,564

Mortgage-backed securities	24	–	1,009	–	–	–	1,033	1,254

	5,999	12,829	8,180	20,478	3,396	–	50,882	57,780
Other debt securities
Asset-backed securities	1,682	91	264	146	2,257	–	4,440	6,981

Corporate and other debt	1,076	2,933	2,228	1,414	1,030	–	8,681	8,104

	2,758	3,024	2,492	1,560	3,287	–	13,121	15,085
Equity securities
Common shares	–	–	–	–	–	2,221	2,221	4,117

Preferred shares	–	–	–	–	–	1,098	1,098	482

	–	–	–	–	–	3,319	3,319	4,599

Total securities at fair value through other comprehensive income	$8,757	$15,853	$10,672	$22,038	$6,683	$3,319	$67,322	$77,464

Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities
Canadian government debt
Federal	$3,189	$2,503	$11,020	$1,629	$1,412	$–	$19,753	$22,593
Provinces	239	2,253	2,373	11,789	–	–	16,654	10,930
U.S. federal, state, municipal governments, and agencies debt	16,155	27,687	23,329	54,114	51,098	–	172,383	135,303

Other OECD government-guaranteed debt	10,423	15,582	16,711	4,856	–	–	47,572	39,733

	30,006	48,025	53,433	72,388	52,510	–	256,362	208,559
Other debt securities
Asset-backed securities	180	7,174	13,938	9,557	19,044	–	49,893	33,172
Non-agency collateralized mortgage obligation portfolio	–	–	167	108	16,967	–	17,242	16,214
Canadian issuers	45	351	2,689	1,211	–	–	4,296	2,133

Other issuers	1,873	3,319	5,163	4,626	–	–	14,981	8,861

	2,098	10,844	21,957	15,502	36,011	–	86,412	60,380

Total debt securities at amortized cost, net of allowance for credit losses	32,104	58,869	75,390	87,890	88,521	–	342,774	268,939
Total securities	$64,493	$97,936	$98,418	$120,586	$107,104	$49,023	$537,560	$478,566

1	Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.

(b)
UNREALIZED SECURITIES GAINS (LOSSES)
The following table summarizes the unrealized gains and losses as at October 31, 2022 and October 31, 2021.

Unrealized Securities Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)									As at
				October 31, 2022					October 31, 2021
	Cost/ amortized cost	1	Gross unrealized gains	Gross unrealized (losses )	Fair value	Cost/ amortized cost	1	Gross unrealized gains	Gross unrealized (losses )	Fair value
Government and government-related securities
Canadian government debt
Federal	$16,420		$69	$(121)	$16,368	$12,428		$98	$(7)	$12,519
Provinces	20,279		99	(138)	20,240	17,935		218	(10)	18,143
U.S. federal, state, municipal governments, and agencies debt	11,855		22	(318)	11,559	19,232		83	(15)	19,300
Other OECD government-guaranteed debt	1,715		1	(34)	1,682	6,551		13	–	6,564

Mortgage-backed securities	1,035		1	(3)	1,033	1,251		3	–	1,254

	51,304		192	(614)	50,882	57,397		415	(32)	57,780
Other debt securities
Asset-backed securities	4,511		–	(71)	4,440	6,957		30	(6)	6,981

Corporate and other debt	8,820		23	(162)	8,681	8,054		68	(18)	8,104

	13,331		23	(233)	13,121	15,011		98	(24)	15,085

Total debt securities	64,635		215	(847)	64,003	72,408		513	(56)	72,865
Equity securities
Common shares	2,191		63	(33)	2,221	3,887		310	(80)	4,117

Preferred shares	1,100		71	(73)	1,098	470		43	(31)	482

	3,291		134	(106)	3,319	4,357		353	(111)	4,599
Total securities at fair value through other comprehensive income	$67,926		$349	$(953)	$67,322	$76,765		$866	$(167)	$77,464

1	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.
(c)
EQUITY SECURITIES DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
The Bank designated certain equity securities at FVOCI. The following table summarizes the fair value and dividend income recognized on equity securities designated at FVOCI as at and for the years ended October 31, 2022 and October 31, 2021.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)	As at		For the years ended
	October 31, 2022	October 31, 2021	October 31, 2022	October 31, 2021
		Fair value	Dividend income recognized
Common shares	$2,221	$4,117	$171	$143

Preferred shares	1,098	482	42	18
Total	$3,319	$4,599	$213	$161
The Bank disposed of certain equity securities in line with the Bank’s investment strategy with a fair value of $2,345 million during the year ended October 31, 2022 (October 31, 2021 – $146 million). The Bank realized a cumulative gain of $224 million during the year ended October 31, 2022 (October 31, 2021 – $15 million) on disposal of these equity securities and recognized dividend income of $14 million during the year ended October 31, 2022 (October 31, 2021 – $2 million).
(d)
DEBT SECURITIES NET REALIZED GAINS (LOSSES)
The Bank disposed of certain debt securities measured at amortized cost and FVOCI during the year. The following table summarizes the net realized gains and losses on securities disposed of during the years ended October 31, 2022 and October 31, 2021, which are included in Other income (loss) on the Consolidated Statement of Income.

Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the years ended
	October 31 2022	October 31 2021
Debt securities at amortized cost	$62	$(61)
Debt securities at fair value through other comprehensive income	(2)	75
Total	$60	$14
(e)
CREDIT QUALITY OF DEBT SECURITIES
The Bank evaluates
non-retail
credit risk on an individual borrower basis, using both a BRR and FRR, as detailed in the shaded area of the “Managing Risk” section of the 2022 MD&A. This system is used to assess all non-retail
exposures, including debt securities.
The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purpos
e
s, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances. Refer to the “Allowance for Credit Losses” table in Note 8 for details regarding the allowance and provision for credit losses on debt securities.
Debt Securities by Risk Ratings

(millions of Canadian dollars)										As at
			October 31, 2022					October 31, 2021
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Debt securities 1
Investment grade	$404,620	$–	$	n/a	$404,620	$339,426	$–	$	n/a	$339,426
Non-investment grade	1,964	155		n/a	2,119	2,235	83		n/a	2,318
Watch and classified	n/a	39		n/a	39	n/a	62		n/a	62
Default	n/a	n/a		–	–	n/a	n/a		–	–
Total debt securities	406,584	194		–	406,778	341,661	145		–	341,806
Allowance for credit losses on debt securities at amortized cost	1	–		–	1	2	–		–	2
Total debt securities, net of allowance	406,583	194		–	406,777	341,659	145		–	341,804

1
Includes debt securities backed by government-guaranteed loans of $192 million (October 31, 2021 – $1 million), which are reported in
Non-investment
grade or a lower risk rating based on the issuer’s credit risk.

As at October 31, 2022, total debt securities, net of allowance, in the table above, include debt securities measured at amortized cost, net of allowance, of $342,774 million (October 31, 2021 – $268,939 million), and debt securities measured at FVOCI of $64,003 million (October 31, 2021 – $72,865 million).
The difference between probability-weighted ECLs and base ECLs on debt securities at FVOCI and at amortized cost as at both October 31, 2022 and October 31, 2021, was insignificant. Refer to Note 3 for further details.